Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

December 26, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Bond Fund, Inc.

- AB High Yield Portfolio

File Nos. 2-48227 and 811-02383

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 167 under the Securities Act of 1933 and Amendment No. 145 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Bond Fund, Inc. We are making this filing to implement a new advisory fee arrangement for the above referenced portfolio. The filing also reflects a change in the name of the portfolio from AB High Yield Portfolio to AB FlexFee High Yield Portfolio

Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

Sincerely, /s/ Lancelot A. King Lancelot A. King

Attachment

cc: Paul M. Miller